Amended and Restated Agreement and Plan of Merger	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Business Combinations [Abstract]
Amended and Restated Agreement and Plan of Merger

(5) Amended and Restated Agreement and Plan of Merger

On June 6, 2014, Evolutionary Genomics, EG I, Fona, Fona Merger Sub, Inc., and Fona Merger Sub, LLC entered into a merger agreement as amended by the Amended and Restated Agreement and Plan of Merger dated March 2, 2015, pursuant to which, subject to certain conditions, Fona Merger Sub, Inc. will merge with Evolutionary Genomics and Fona Merger Sub, LLC will merge with EG I, with each Evolutionary Genomics and EG I surviving as wholly-owned subsidiaries of Fona. Pursuant to the terms of the merger agreement, at the effective time of the Mergers, the Company shall cause to be paid or issued to stockholders of record of Evolutionary Genomics as of the effective time of the Mergers, 308,821,675 newly issued shares of Fona’s common stock and 47,323,188 shares of newly issued Fona common stock to the members of EG I. The closing of the Mergers shall occur on or before December 31, 2015, unless earlier terminated. Evolutionary Genomics and EG I may at any time mutually agree to change the method of effecting the Mergers, including entering into an appropriate amendment to the merger agreement.

The merger agreement contains customary representations and warranties of Evolutionary Genomics, EG I, Fona, and Fona’s subsidiaries. The merger agreement also contains customary covenants and agreements, including, without limitation, covenants relating to the conduct of Fona’s business between the date of signing of the merger agreement and closing date. Notwithstanding the limitations in the merger agreement, each of Evolutionary Genomics, EG I and Fona retain the right to engage in discussions or negotiations regarding alternative acquisition proposals to the extent necessary to fulfill the fiduciary duties of their respective boards of directors to their stockholders, subject to certain requirements. The Mergers are intended to be a transaction or transactions described in Section 351 of the Internal Revenue Code (the “Code”).

The completion of the Mergers are subject to the satisfaction or waiver of certain closing conditions, including, without limitation, (i) the approval and adoption by the EG stockholders and EG I members of the merger agreement, (ii) the issuance of the Merger consideration in connection with the consummation of the Mergers, (iii) the effectiveness of a joint proxy statement/prospectus included in Fona’s registration statement on Form S-4, (iv) holders of either securities in Evolutionary Genomics and EG I shall not be entitled to dissenters’ or appraisal rights, (v) absence of certain orders or regulations prohibiting the consummation of the Mergers, (vi) the effectiveness of a one-for-60.8826565 reverse split of the Common Stock (no fractional shares will be issued or cash in lieu of shares; fractional shares will be rounded up or down to the nearest whole number), and (vii) the approval or consent of any governmental authorities and third parties with respect to the transactions contemplated by the merger agreement.

(4) Amended and Restated Agreement and Plan of Merger

On June 6, 2014, the Company, Evolutionary Genomics, Inc. (“EG”), EG I, LLC (“EG I”), Fona Merger Sub, Inc., (“Sub”) and Fona Merger Sub, LLC (“Sub LLC”) entered into an Agreement and Plan of Merger as amended by the Amended and Restated Agreement and Plan of Merger dated March 2, 2015 (the “Merger Agreement”), pursuant to which, subject to certain conditions, Sub will merge with EG and Sub LLC will merge with EG I, with each EG and EG I surviving as wholly-owned subsidiaries of the Company.

Pursuant to the terms of the Merger Agreement, at the effective time of the Mergers, the Company shall cause to be paid or issued to stockholders of record of EG as of the effective time of the Mergers, 308,821,675 newly issued shares of common stock, par value $0.001 per share of the Company giving them 86.2% of the combined company and 47,323,188 shares of Common Stock to the members of EG I giving them 13.3% of the combined company. The original shareholders of the Company shall retain 1,960,688 shares, or .5% (or one-half of one percent) of the combined company.  The closing of the Mergers shall occur on or before December 31, 2015 (“Closing”).  EG and EG I may at any time mutually agree to change the method of effecting the business combination, including entering into an appropriate amendment to the Merger Agreement.  The Mergers are intended to be a transaction or transactions described in Section 351 of the Internal Revenue Code (the “Code”).

The completion of the Mergers are subject to the satisfaction or waiver of certain closing conditions, including, without limitation, (i) the approval and adoption by the EG Stockholders and EG I Members of the Merger Agreement, (ii) the issuance of the Merger consideration in connection with the consummation of the Mergers, (iii) the effectiveness of a joint proxy statement/prospectus included in the Company’s registration statement on Form S-4, (iv) the effectiveness of a Registration Statement on Form S-1 to register certain shares held by certain shareholders of Company, (v) holders of either securities in EG and EG I shall not be entitled to dissenters’ or appraisal rights, (vi) absence of certain orders or regulations prohibiting the consummation of the Mergers, (vii) the effectiveness of a 1 for 60.8826565 shares reverse split of the Common Stock, and (vii) the approval or consent of any governmental authorities and third parties with respect to the transactions contemplated by the Merger Agreement.

The Merger Agreement contains certain termination rights for EG, EG I and the Company. The Merger Agreement may be terminated for reasons, including but not limited to, the following:  (i) the mutual consent of the parties upon a majority vote of the boards of directors of the Company and EG or the board of managers of EG I, (ii) by any party to the Merger Agreement if any required governmental approval is denied, (iii) by any party to the Merger Agreement if the Merger is not consummated on or before December 31, 2015, (iv) by the board of managers of EG I or board of directors of EG if the Company, Sub or Sub LLC enter into any binding agreement that is not contemplated by the Merger Agreement, or (v) the occurrence of a material adverse effect that individually has or could reasonably be expected to have a material adverse effect on the Company, Sub or Sub LLC.

On June 6, 2014, the Company entered into a Securities Purchase Agreement (the “First SPA”) whereby Michael Friess, the Chairman of the Board, President and Chief Executive of the Company and Sanford Schwartz, member of the Company’s Board of Directors, agreed to sell, and EG, agreed to purchase, 366,000 shares of common stock from each of Messrs. Friess and Schwartz for an aggregate purchase price consideration of $145,000.  The First SPA further gave EG an option to purchase an additional 1,611,475 shares of common stock from each of Messrs. Friess and Schwartz for an aggregate purchase price consideration of $10,000 (the “Friess-Schwartz Option”).

In conjunction with the First SPA, EG entered into a securities purchase agreement with Nick Boosalis, a shareholder of Company, Desfaire, Inc., a Minnesota corporation and affiliate of Nick Boosalis, and The Boosalis Group, Inc., a Minnesota corporation and also an affiliate of Nick Boosalis, for the purchase of an option to acquire an aggregate of 2,252,233 shares of common stock of the Company (the “Boosalis Option”).

On October 1, 2014, EG entered into a Securities Purchase Agreement (the “Second SPA”) with Michael Friess, Sanford Schwartz, Nick Boosalis, Desfaire, Inc. and The Boosalis Group, Inc., pursuant to which, in consideration of $110,000, EG purchased, in the aggregate, 5,201,423 shares of Company’s common stock.  As a result of the Second SPA, there was a change in control of Company.  EG currently owns 5,933,423 shares of Company’s common stock, or 75.16%.  The source of the funds for the purchase price for the shares of common stock was the working capital of EG. Simultaneously with the closing of the Second SPA, and in conjunction with the change in control, (i) Virginia Orndorff and Mark Boggess were appointed as directors of Company in addition to their roles as directors of EG and (ii) Messrs. Friess and Schwartz’s resigned as directors of Company.